PIA Short-Term Securities Fund
Schedule of Investments
August 31, 2025 (Unaudited)

CORPORATE BONDS - 50.6%	Par	Value
Agriculture - 0.6%
Philip Morris International, Inc., 4.75%, 02/12/2027	$1,000,000	$1,009,376

Banks - 11.9%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,825,482
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027	2,000,000	2,004,564
Bank of Nova Scotia, 5.40%, 06/04/2027	800,000	818,946
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	815,002
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,016,106
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028	2,000,000	2,021,670
Goldman Sachs Bank USA/New York NY, 5.28% to 03/18/2026 then SOFR + 0.78%, 03/18/2027	1,800,000	1,808,369
Morgan Stanley Bank NA, 4.45% to 10/15/2026 then SOFR + 0.68%, 10/15/2027	2,000,000	2,002,075
PNC Bank NA, 4.78% to 01/15/2026 then SOFR + 0.50%, 01/15/2027	2,000,000	2,002,127
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	2,024,376
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026 (a)	1,000,000	1,014,944
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,014,114
		18,367,775

Building Materials - 0.7%
Amrize Finance US LLC, 4.70%, 04/07/2028 (a)	1,000,000	1,012,422

Chemicals - 0.7%
Nutrien Ltd., 5.20%, 06/21/2027	1,000,000	1,016,225

Commercial Services - 2.3%
Cintas Corp. No 2, 4.20%, 05/01/2028	500,000	503,003
Quanta Services, Inc., 4.75%, 08/09/2027	3,000,000	3,034,316
		3,537,319

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 04/01/2028	1,000,000	1,015,195

Electric - 4.7%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,016,698
DTE Energy Co., 4.95%, 07/01/2027	500,000	506,961
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	1,008,938
Eversource Energy, 4.75%, 05/15/2026	1,000,000	1,002,463
Georgia Power Co., 5.00%, 02/23/2027	1,500,000	1,521,573
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	500,000	504,895
Southern California Edison Co., 4.40%, 09/06/2026	700,000	700,586
Xcel Energy, Inc., 4.75%, 03/21/2028	1,000,000	1,012,626
		7,274,740

Environmental Control - 0.7%
Veralto Corp., 5.50%, 09/18/2026	1,000,000	1,010,551

Food - 0.3%
The Campbell's Co., 5.30%, 03/20/2026	500,000	502,302

Forest Products & Paper - 0.6%
Georgia-Pacific LLC, 4.40%, 06/30/2028 (a)	1,000,000	1,009,134

Gas - 0.3%
Spire, Inc., 5.30%, 03/01/2026	500,000	501,877

Healthcare-Products - 0.3%
Smith & Nephew PLC, 5.15%, 03/20/2027	500,000	507,153

Healthcare-Services - 0.2%
Elevance Health, Inc., 4.50%, 10/30/2026	250,000	250,969

Insurance - 7.2%
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (a)	3,000,000	3,049,600
Aon North America, Inc., 5.13%, 03/01/2027	500,000	507,010
Arthur J Gallagher & Co., 4.60%, 12/15/2027	500,000	504,654
Athene Global Funding, 5.62%, 05/08/2026 (a)	2,000,000	2,016,055
Corebridge Global Funding, 5.35%, 06/24/2026 (a)	500,000	504,446
Jackson National Life Global Funding, 5.50%, 01/09/2026 (a)	1,000,000	1,003,216
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026 (a)	1,000,000	1,013,584
Principal Life Global Funding II
5.00%, 01/16/2027 (a)	500,000	505,736
4.60%, 08/19/2027 (a)	1,000,000	1,008,248
Protective Life Global Funding, 4.99%, 01/12/2027 (a)	1,000,000	1,010,908
		11,123,457

Investment Companies - 3.3%
Ares Capital Corp., 7.00%, 01/15/2027	2,000,000	2,061,722
HPS Corporate Lending Fund, 5.45%, 01/14/2028	2,000,000	2,019,166
Main Street Capital Corp., 6.50%, 06/04/2027	1,000,000	1,022,730
		5,103,618

Lodging - 0.3%
Marriott International, Inc./MD, 5.45%, 09/15/2026	500,000	506,076

Machinery-Diversified - 0.3%
AGCO Corp., 5.45%, 03/21/2027	500,000	506,729

Mining - 0.7%
Glencore Funding LLC, 5.34%, 04/04/2027 (a)	1,000,000	1,015,831

Oil & Gas - 1.0%
Occidental Petroleum Corp., 5.00%, 08/01/2027	1,000,000	1,010,532
Pioneer Natural Resources Co., 5.10%, 03/29/2026	500,000	502,230
		1,512,762

Oil & Gas Services - 0.3%
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	500,000	507,454

Packaging & Containers - 1.9%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	1,000,000	1,012,438
Sonoco Products Co., 4.45%, 09/01/2026	2,000,000	1,999,842
		3,012,280

Pharmaceuticals - 2.0%
Cencora, Inc., 4.63%, 12/15/2027	2,000,000	2,019,985
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	1,000,000	1,001,606
		3,021,591

Pipelines - 3.6%
Enbridge, Inc., 5.25%, 04/05/2027	2,000,000	2,032,810
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,019,481
ONEOK, Inc., 4.25%, 09/24/2027	1,000,000	1,001,040
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	1,000,000	1,008,901
Williams Cos., Inc., 5.40%, 03/02/2026	500,000	502,367
		5,564,599

REITS - 2.7%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,036,970
Public Storage Operating Co., 5.06% (SOFR + 0.70%), 04/16/2027	1,000,000	1,003,696
Realty Income Corp., 5.05%, 01/13/2026	800,000	800,073
Weyerhaeuser Co., 4.75%, 05/15/2026	328,000	329,027
		4,169,766

Software - 1.3%
Fiserv, Inc., 5.15%, 03/15/2027	2,000,000	2,025,854

Transportation - 1.3%
TTX Co., 5.50%, 09/25/2026 (a)	2,000,000	2,024,323

Water - 0.7%
Essential Utilities, Inc., 4.80%, 08/15/2027	1,000,000	1,011,218
TOTAL CORPORATE BONDS (Cost $77,204,226)		78,120,596

ASSET-BACKED SECURITIES - 17.7%
Arivo Acceptance Auto Loan Receivables Trust
Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	643,886	649,569
Series 2025-1A, Class A2, 4.92%, 05/15/2029 (a)	1,000,000	1,002,686
Bankers Healthcare Group, Inc., Series 2025-2CON, Class A, 4.84%, 09/17/2036 (a)	1,000,000	1,009,408
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05%, 01/18/2028	669,840	672,958
CPS Auto Trust
Series 2024-D, Class A, 4.91%, 06/15/2028 (a)	211,879	212,145
Series 2025-A, Class B, 5.02%, 07/16/2029 (a)	1,000,000	1,007,550
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (a)	888,437	889,960
Dext ABS Funding LLC, Series 2025-1, Class A2, 4.59%, 08/16/2027 (a)	1,000,000	1,002,009
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (a)	1,000,000	1,003,009
FCI Funding, Series 2024-1A, Class A, 5.44%, 08/15/2036 (a)	1,972,524	1,974,615
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029 (a)	352,125	353,787
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	1,000,000	1,008,872
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026 (a)	550,136	551,659
Lobel Automobile Receivables Trust, Series 2025-1, Class A, 5.06%, 11/15/2027 (a)	1,386,828	1,389,265
Pagaya AI Debt Selection Trust, Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	1,500,000	1,509,560
Purchasing Power Funding, Series 2024-A, Class A, 5.89%, 08/15/2028 (a)	1,500,000	1,507,150
PVOne LLC
Series 2023-1A, Class A, 7.25%, 07/16/2035 (a)	154,453	154,648
Series 2025-1A, Class A, 5.40%, 03/15/2039 (a)	2,735,071	2,743,989
Reach Financial LLC
Series 2025-1A, Class A, 4.96%, 08/16/2032 (a)	762,335	763,971
Series 2025-2A, Class A, 4.93%, 08/18/2032 (a)	953,228	956,107
SAFCO Auto Receivables Trust
Series 2024-1A, Class A, 6.51%, 03/20/2028 (a)	163,180	163,430
Series 2025-1A, Class A, 5.46%, 09/10/2029 (a)	1,651,663	1,656,239
Santander Consumer USA Holdings, Inc., Series 2024-5, Class A2, 4.88%, 09/15/2027	608,504	608,833
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027 (a)	495,550	496,240
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	2,000,000	2,008,624
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 07/16/2035 (a)	1,000,000	1,010,170
Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.75%, 08/15/2028 (a)	1,000,000	1,005,577
TOTAL ASSET-BACKED SECURITIES (Cost $27,197,844)		27,312,030

U.S. TREASURY SECURITIES - 11.3%
U.S. Treasury Note/Bond
3.63%, 05/15/2026	500,000	498,919
4.00%, 12/15/2027	2,500,000	2,521,875
3.88%, 03/15/2028	3,200,000	3,222,750
3.75%, 05/15/2028	6,200,000	6,225,187
3.88%, 07/15/2028	5,000,000	5,038,477
TOTAL U.S. TREASURY SECURITIES (Cost $17,437,111)		17,507,208

MORTGAGE-BACKED SECURITIES - 10.4%
Commercial Mortgage-Backed Securities - 10.4%
BX Trust
Series 2021-RISE, Class A, 5.22% (1 mo. Term SOFR + 0.86%), 11/15/2036 (a)	2,535,987	2,535,094
Series 2024-CNYN, Class A, 5.80% (1 mo. Term SOFR + 1.44%), 04/15/2041 (a)	1,572,385	1,578,099
Series 2024-MF, Class A, 5.80% (1 mo. Term SOFR + 1.44%), 02/15/2039 (a)	885,455	887,547
Series 2024-VLT4, Class B, 6.30% (1 mo. Term SOFR + 1.94%), 07/15/2029 (a)	4,000,000	4,005,395
Series 2025-DIME, Class B, 5.86% (1 mo. Term SOFR + 1.50%), 02/15/2035 (a)	3,000,000	3,001,739
CONE Trust 2024-DFW1, Series 2024-DFW1, Class B, 6.65% (1 mo. Term SOFR + 2.29%), 08/15/2041 (a)	3,000,000	3,011,255
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 5.10%, 09/10/2038 (a)(b)	1,000,000	999,171
		16,018,300

U.S. Government Securities - 0.0%(c)
FHLMC ARM
Pool 782784, 6.79% (1 yr. CMT Rate + 2.25%), 10/01/2034	35,863	37,119
Pool 847671, 6.85% (RFUCCT1Y + 1.85%), 04/01/2036	8,836	9,158
FNMA ARM
Pool 562912, 6.24% (1 yr. CMT Rate + 2.12%), 04/01/2030	6,942	6,946
Pool 743454, 7.20% (RFUCCT1Y + 1.70%), 10/01/2033	2,297	2,344
Pool 755253, 6.38% (RFUCCT1Y + 1.75%), 11/01/2033	50,784	51,833
		107,400
TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,027,526)		16,125,700

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 8.4%
4.29%, 09/04/2025 (d)	3,500,000	3,499,178
4.28%, 10/16/2025 (d)	2,000,000	1,989,843
4.16%, 11/13/2025 (d)	7,500,000	7,439,025
TOTAL U.S. TREASURY BILLS (Cost $12,925,589)		12,928,046

MONEY MARKET FUNDS - 1.5%	Shares
Fidelity Government Portfolio - Institutional Class, 4.21%(e)	2,340,276	2,340,276
TOTAL MONEY MARKET FUNDS (Cost $2,340,276)		2,340,276

TOTAL INVESTMENTS - 99.9% (Cost $153,132,572)		154,333,856
Other Assets in Excess of Liabilities - 0.1%		115,269
TOTAL NET ASSETS - 100.0%		$154,449,125
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $58,744,440 or 38.0% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2025.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown is the annualized yield as of August 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

PIA Short-Term Securities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$78,120,596	$–	$78,120,596
Asset-Backed Securities	–	27,312,030	–	27,312,030
U.S. Treasury Securities	–	17,507,208	–	17,507,208
Mortgage-Backed Securities	–	16,125,700	–	16,125,700
U.S. Treasury Bills	–	12,928,046	–	12,928,046
Money Market Funds	2,340,276	–	–	2,340,276
Total Investments	$2,340,276	$151,993,580	$–	$154,333,856